Consolidated Statements of Financial Position - CAD ($) $ in Millions	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Current assets
Cash	$ 287.7	$ 477.9	$ 31.7
Trade receivables	42.7	40.9	32.3
Inventories	393.3	342.3	412.3
Income taxes receivable	1.1	4.8	12.0
Other current assets	37.5	31.0	43.5
Total current assets	762.3	896.9	531.8
Deferred income taxes	53.2	48.4	41.8
Property, plant and equipment	114.2	116.5	115.1
Intangible assets	122.2	124.8	131.1
Right-of-use assets	215.2	233.7	211.8
Goodwill	53.1	53.1	53.1
Other long-term assets	20.4	5.1	6.0
Total assets	1,340.6	1,478.5	1,090.7
Current liabilities
Accounts payable and accrued liabilities	176.2	177.8	144.4
Provisions	18.5	20.0	15.6
Income taxes payable	24.5	19.1	13.0
Short-term borrowings	3.8	0.0	0.0
Current portion of lease liabilities	58.5	45.2	35.9
Total current liabilities	281.5	262.1	208.9
Provisions	31.3	25.6	21.4
Deferred income taxes	15.8	15.4	8.4
Revolving facility	0.0	0.0	0.0
Term loan	366.2	367.8	158.1
Lease liabilities	192.2	209.6	192.0
Other long-term liabilities	25.7	20.4	4.6
Total liabilities	912.7	900.9	593.4
Shareholders' equity	427.9	577.6	497.3
Total liabilities and shareholders' equity	$ 1,340.6	$ 1,478.5	$ 1,090.7